Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-Term Debt
Long-Term Debt

11. Long‑Term Debt

Long‑term debt consisted of the following at December 31, 2015 and 2014:

	December 31,
(dollars in thousands)	2015	2014
Capital lease(1)	$48	$54
Total long‑term debt	$48	$54
(1)	Interest is payable monthly.

At December 31, 2015 and 2014, the Company had a capital lease obligation with a 6.78% interest rate that matures in 2021.

At December 31, 2015, future contractual principal payments on long‑term debt were as follows:

Principal
(dollars in thousands)	Payments
Year ending December 31:
2016	$7
2017	7
2018	8
2019	8
2020	9
Thereafter	9
Total	$48